Federated Hermes International Growth Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.5%
		Argentina—1.8%
8,995	[1]	Mercadolibre, Inc.	$12,344,378
		Australia—2.1%
292,932		IDP Education Ltd.	4,674,490
420,508		Northern Star Resources Ltd.	3,220,840
151,717		Wisetech Global Ltd.	6,825,581
		TOTAL	14,720,911
		Belgium—1.8%
25,450	[1]	Argenx SE, ADR	12,788,371
		Brazil—4.6%
1,685,333	[1]	3R Petroleum Oleo e Gas S.A.	11,203,676
825,735		Intelbras SA Industria de Telecomunicacao Eletronica Brasilerira	3,650,072
609,323		Localiza Rent A Car SA	7,782,571
1,439,180	[1]	NU Holdings Ltd./Cayman Islands	9,858,383
		TOTAL	32,494,702
		Canada—2.5%
228,141		Cameco Corp.	8,441,217
24,369	[1]	Lululemon Athletica, Inc.	9,290,925
		TOTAL	17,732,142
		Chile—0.8%
84,480		Sociedad Quimica Y Minera de Chile, ADR	5,287,603
		China—8.1%
681,081	[1]	Alibaba Group Holding Ltd.	7,912,223
658,973	[1]	Full Truck Alliance Co. Ltd., ADR	4,415,119
785,400		Ganfeng Lithium Group Co. Ltd.	3,746,767
734,200	[1]	KE Holdings, Inc.	4,094,170
413,974	[1]	Meituan	6,867,313
1,291,080		Nari Technology Development Co. Ltd.	4,217,779
427,044		Tencent Holdings Ltd.	17,738,789
601,457	[1]	WuXi Biologics (Cayman)	3,404,843
2,888,000		Zijin Mining Group Co. Ltd.	4,520,356
		TOTAL	56,917,359
		Denmark—3.2%
120,316		Novo Nordisk A/S, ADR	22,333,056
		France—4.5%
132,984		Dassault Systemes SA	5,259,338
58,408		Gaztransport Et Technigaz	7,218,437
19,874		L'Oreal SA	8,711,267
12,415		LVMH Moet Hennessy Louis Vuitton SA	10,500,343
		TOTAL	31,689,385
		Georgia—0.3%
49,357		TBC Bank Group PLC	1,778,514
		Germany—3.9%
202,295		Infineon Technologies AG	7,242,381
17,804		MTU Aero Engines AG	4,166,466
8,131		Rational AG	6,194,706

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
71,700		SAP SE, ADR	$10,015,773
		TOTAL	27,619,326
		Hong Kong—1.0%
774,237		AIA Group Ltd.	6,990,484
		India—2.9%
57,618		HDFC Bank Ltd., ADR	3,590,178
191,181	[1]	Jio Financial Services Ltd.	539,229
399,481	[1]	PB Fintech Ltd.	3,738,503
191,181		Reliance Industries Ltd.	5,542,944
644,076		Varun Beverages Ltd.	6,996,503
		TOTAL	20,407,357
		Indonesia—0.8%
8,965,200		PT Bank Central Asia	5,427,921
		Ireland—2.4%
36,758	[1]	ICON PLC	9,554,875
86,853		Kingspan Group PLC	7,308,008
		TOTAL	16,862,883
		Israel—1.8%
54,302	[1]	CyberArk Software Ltd.	9,016,304
23,657	[1]	SolarEdge Technologies, Inc.	3,845,919
		TOTAL	12,862,223
		Italy—4.7%
860,219		Davide Campari-Milano NV	11,239,683
22,427		Ferrari NV	7,112,926
590,708		Infrastrutture Wireless Italiane S.p.A.	7,301,232
233,770		Tenaris S.A., ADR	7,464,276
		TOTAL	33,118,117
		Japan—16.5%
260,700		Ajinomoto Co., Inc.	11,040,970
463,200		Daiichi Sankyo Co. Ltd.	13,731,688
191,900		Denso Corp.	13,099,481
71,400		GMO Payment Gateway, Inc.	4,514,044
85,841	[1]	Hoya Corp.	9,570,746
265,800		Internet Initiative Japan, Inc.	4,619,781
31,517		Keyence Corp.	13,104,402
49,912		Lasertec Corp.	7,824,419
817,300	[1]	Renesas Electronics Corp.	13,753,237
2,653,400		Resona Holdings, Inc.	14,059,476
22,772		SMC Corp.	11,009,830
		TOTAL	116,328,074
		Netherlands—3.6%
27,093		ASML Holding N.V., ADR	17,895,739
76,693		Heineken NV	7,453,247
		TOTAL	25,348,986
		Nigeria—0.6%
3,040,793		Airtel Africa PLC	4,384,349
		Norway—1.0%
175,273		Kongsberg Gruppen ASA	7,257,234
		Peru—0.6%
49,226		Southern Copper Corp.	3,970,569

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Poland—1.1%
83,677	[1]	Dino Polska SA	$7,657,313
		Saudi Arabia—0.7%
4,187,019		Americana Restaurants International PLC	5,056,587
		Singapore—0.5%
144,988		DBS Group Holdings Ltd.	3,579,904
		South Africa—1.4%
775,645		Gold Fields Ltd.	9,877,932
		South Korea—4.3%
247,615	[1]	Coupang LLC	4,699,733
342,398		KakaoBank Corp.	6,806,705
154,162		Korea Aerospace Industry	5,892,984
29,742		L&F Co., Ltd.	4,820,588
17,150		Samsung SDI Co. Ltd.	7,951,801
		TOTAL	30,171,811
		Spain—1.9%
217,488		Industria de Diseno Textil SA	8,343,175
77,914		Viscofan Industria Navarra De Envolturas Celulosicas SA	5,064,284
		TOTAL	13,407,459
		Sweden—0.9%
224,785	[1]	Xvivo Perfusion AB	5,993,079
		Switzerland—5.0%
147,170		Alcon, Inc.	12,213,638
121,647		Nestle S.A.	14,627,701
30,231		Sika AG	8,541,809
		TOTAL	35,383,148
		Taiwan—2.6%
51,000		eMemory Technology, Inc.	2,906,029
167,000		MediaTek, Inc.	3,692,183
662,000		Taiwan Semiconductor Manufacturing Co. Ltd	11,408,369
		TOTAL	18,006,581
		Thailand—0.6%
2,133,700	[1]	Airports of Thailand Public Co. Ltd.	4,417,011
		Turkey—0.5%
260,596		Coca-Cola Icecek Uretim AS	3,835,417
		United Kingdom—9.5%
149,609		Ashtead Group PLC	10,444,738
295,523		AstraZeneca PLC, ADR	20,042,370
922,549		Burford Capital Ltd.	12,703,500
563,440		Compass Group PLC	14,210,839
311,681		Entain PLC	4,570,265
61,139		InterContinental Hotels Group PLC	4,602,773
		TOTAL	66,574,485
		TOTAL COMMON STOCKS (IDENTIFIED COST $565,174,628)	692,624,671
		INVESTMENT COMPANY—0.8%
5,492,158		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[2]	5,492,158
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $570,664,820)	698,116,829
		OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	4,680,307
		TOTAL NET ASSETS—100%	$702,797,136

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2023	$3,181,038	$23,078,359	$26,259,397
Purchases at Cost	$11,000,146	$39,342,790	$50,342,936
Proceeds from Sales	$(14,181,184)	$(56,930,661)	$(71,111,845)
Change in Unrealized Appreciation/Depreciation	$—	$1,165	$1,165
Net Realized Gain/(Loss)	$—	$505	$505
Value as of 8/31/2023	$—	$5,492,158	$5,492,158
Shares Held as of 8/31/2023	—	5,492,158	5,492,158
Dividend Income	$32,029	$160,457	$192,486
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

Non-income-producing security.

7-day net yield.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$222,947,474	$469,677,197	$—	$692,624,671
Investment Company	5,492,158	—	—	5,492,158
TOTAL SECURITIES	$228,439,632	$469,677,197	$—	$698,116,829
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt